Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000228810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228810 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228810 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228810 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228810 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228810 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228810 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228810 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228810 | Financial
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000228810 | Asset-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228810 | Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228810 | U.S. Treasury Government Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228810 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000228810 | Commercial Paper Asset Type
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000229128 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229128 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229128 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000229128 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229128 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000229128 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000229128 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229128 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229128 | Financial
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000229128 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229128 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229128 | Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229128 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000229128 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229128 | Municipal Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229128 | Investment of Cash Collateral for Securities Loaned Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229128 | Foreign Governmental Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.00%